Forward Funds

101 California Street, 16th Floor

San Francisco, California 94111

May 5, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-1520

RE: Forward	Funds (“Registrant”)

     File Nos.: 033-48940; 811-06722

     Filing pursuant to Rule 497(j)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant hereby certifies that the Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act do not differ from those filed electronically via EDGAR in Post-Effective Amendment No. 112 (Accession No. 0001193125-15-162698) on April 30, 2015.

Sincerely,

/s/ ROBERT S. NAKA
Robert S. Naka
President